Schedule of income tax enacted tax rates (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
United States	27.00%	27.00%
Canada revenue [member]
IfrsStatementLineItems [Line Items]
United States	27.00%	27.00%
Korea revenue [member]
IfrsStatementLineItems [Line Items]
United States	22.00%	21.00%
Portugal revenue [member]
IfrsStatementLineItems [Line Items]
United States	19.00%	22.00%
Spain revenue [member]
IfrsStatementLineItems [Line Items]
United States	20.00%	20.00%
United states revenue [member]
IfrsStatementLineItems [Line Items]
United States	21.00%	21.00%